QUARTERLY FINANCIAL DATA (unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The Company's condensed consolidated unaudited quarterly results of operations for 2017 and 2016 are as follows:

	For the Three Months Ended
	December 31, 2017	September 30, 2017	June 30, 2017	March 31, 2017
	(Amounts in thousands, except share and per share amounts)
Revenues	$18,042	$16,562	$16,434	$13,995
Expenses	13,635	9,878	8,509	7,581
Other income (expense), net	(1,330)	(1,482)	(2,002)	(1,351)
Income before income taxes	3,077	5,202	5,923	5,063
Net income	2,614	4,550	5,495	4,650
Net income attributable to redeemable non-controlling interests and non-controlling interests in consolidated subsidiaries	2,009	1,917	1,304	1,488
Net income attributable to non-controlling interests in Medley LLC	1,107	2,172	3,617	2,768
Net income attributable to Medley Management Inc.	$(502)	$461	$574	$394

Net income (loss) per Class A common stock:
Basic	$(0.11)	$0.03	$0.06	$0.08
Diluted	$(0.11)	$0.03	$0.06	$0.08
Weighted average shares - Basic and Diluted	5,478,910	5,342,939	5,588,978	5,808,626

	For the Three Months Ended
	December 31, 2016	September 30, 2016	June 30, 2016	March 31, 2016
	(Amounts in thousands, except share and per share amounts)
Revenues	$18,431	$19,052	$20,985	$17,473
Expenses	9,184	15,553	17,508	13,776
Other income (expense), net	(1,775)	(2,208)	(2,373)	(2,549)
Income before income taxes	7,472	1,291	1,104	1,148
Net income	6,700	1,214	1,002	1,036
Net income attributable to redeemable non-controlling interests and non-controlling interests in consolidated subsidiaries	1,443	438	405	263
Net income attributable to non-controlling interests in Medley LLC	4,632	556	539	679
Net income attributable to Medley Management Inc.	$625	$220	$58	$94

Net income (loss) per Class A common stock:
Basic	$0.07	$—	$(0.03)	$(0.01)
Diluted	$0.07	$—	$(0.03)	$(0.01)
Weighted average shares - Basic and Diluted	5,809,130	5,778,409	5,777,726	5,851,129